INCOME TAXES 2 (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%